Property, plant and equipment - Minimum payments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	$ 1,812		$ 1,812
Variable lease payments not included in liabilities recognized straight to the income statement	10	$ 120	38	$ 308
2020
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	107		107
2021
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	166		166
2022
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	154		154
2023
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	133		133
2024 onwards
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	1,252		1,252
Ports
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	731		731
Ports | 2020
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	15		15
Ports | 2021
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	33		33
Ports | 2022
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	33		33
Ports | 2023
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	33		33
Ports | 2024 onwards
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	617		617
Vessels/Ships
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	688		688
Vessels/Ships | 2020
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	33		33
Vessels/Ships | 2021
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	65		65
Vessels/Ships | 2022
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	63		63
Vessels/Ships | 2023
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	62		62
Vessels/Ships | 2024 onwards
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	465		465
Pellets plants
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	149		149
Pellets plants | 2020
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	29		29
Pellets plants | 2021
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	21		21
Pellets plants | 2022
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	21		21
Pellets plants | 2023
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	6		6
Pellets plants | 2024 onwards
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	72		72
Properties
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	118		118
Properties | 2020
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	20		20
Properties | 2021
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	27		27
Properties | 2022
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	17		17
Properties | 2023
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	14		14
Properties | 2024 onwards
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	40		40
Energy plants
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	54		54
Energy plants | 2020
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	3		3
Energy plants | 2021
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	6		6
Energy plants | 2022
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	6		6
Energy plants | 2023
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	6		6
Energy plants | 2024 onwards
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	33		33
Locomotives
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	54		54
Locomotives | 2020
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	4		4
Locomotives | 2021
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	9		9
Locomotives | 2022
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	9		9
Locomotives | 2023
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	9		9
Locomotives | 2024 onwards
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	23		23
Mining equipment
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	18		18
Mining equipment | 2020
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	3		3
Mining equipment | 2021
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	5		5
Mining equipment | 2022
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	5		5
Mining equipment | 2023
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	3		3
Mining equipment | 2024 onwards
Disclosure of maturity analysis of operating lease payments
Annual minimum payments	$ 2		$ 2